Consolidated Balance Sheets (Unaudited) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010
Current assets:
Cash and cash equivalents	$ 1,382	$ 1,400
Short-term investments	1,046	2,375
Accounts receivable, less allowances of $97 and $67, respectively	3,822	3,335
Inventories	1,695	1,481
Deferred tax assets, net	605	544
Prepaid expenses and other current assets	567	704
Total current assets	9,117	9,839
Property, plant, and equipment, net	2,511	2,421
Goodwill	9,537	8,391
Other intangible assets, net	2,777	2,559
Long-term investments	6,120	4,632
Other assets	362	248
Total assets	30,424	28,090
Current liabilities:
Short-term borrowings	1,723	2,575
Accounts payable	511	420
Accrued compensation	896	1,001
Accrued income taxes	50	235
Other accrued expenses	1,534	890
Total current liabilities	4,714	5,121
Long-term debt	8,112	6,944
Long-term accrued compensation and retirement benefits	480	516
Long-term accrued income taxes	496	595
Long-term deferred tax liabilities, net	220	89
Other long-term liabilities	434	196
Total liabilities	14,456	13,461
Commitments and contingencies
Shareholders' equity:
Preferred stock - par value $1.00; 2.5 million shares authorized, none outstanding	0	0
Common stock - par value $0.10; 1.6 billion shares authorized, 1,070,162,109 and 1,097,342,586 shares issued and outstanding, respectively	107	110
Retained earnings	16,085	14,826
Accumulated other comprehensive loss	(224)	(307)
Total shareholders' equity	15,968	14,629
Total liabilities and shareholders' equity	$ 30,424	$ 28,090